Financial Highlights	12 Months Ended
Dec. 31, 2011
Financial Highlights [Abstract]
Financial Highlights
8.  Financial Highlights

The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partners' share of income, expenses and average net assets.

Charter Campbell

	2011	2010	2009
Per Unit operating performance:
Net asset value, January 1:	$10.59	$9.79	$10.88

Interest Income	– (3)	0.01	0.01
Expenses	(0.83)	(0.83)	(0.90)
Realized/Unrealized Gain (Loss) (1)	0.01	1.62 (2)	(0.20	) (2)

Net Gain (Loss)	(0.82)	0.80	(1.09)

Net asset value, December 31:	$9.77	$10.59	$9.79

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.2)%	(8.7)%	(8.9)%
Expenses before Incentive Fees	8.2%	8.8%	9.0%
Expenses after Incentive Fees	8.2%	8.8%	9.0%
Net Gain (Loss)	(7.8)%	7.0%	(11.2)%
Total return before incentive fees	(7.7)%	8.2%	(10.0)%
Total return after incentive fees	(7.7)%	8.2%	(10.0)%

(1)	Realized/Unrealized Gain (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)
These amounts have been reclassified from the prior year financial statements to conform to the current year presentation. Specifically, realized and unrealized gain (loss) per Unit amounts were combined in the 2011 Financial Highlights   presentation.

(3)	Amounts less than 0.005%.

Charter Aspect

	2011	2010	2009
Per Unit operating performance:
Net asset value, January 1:	$20.71	$18.72	$22.48

Interest Income	0.01	0.02	0.02
Expenses	(1.67)	(1.54)	(1.66)
Realized/Unrealized Gain (Loss) (1)	1.89	3.51 (2)	(2.12	) (2)

Net Gain (Loss)	0.23	1.99	(3.76)

Net asset value, December 31:	$20.94	$20.71	$18.72

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.1)%	(7.9)%	(8.3)%
Expenses before Incentive Fees	8.1%	8.0%	8.3%
Expenses after Incentive Fees	8.1%	8.0%	8.4%
Net Gain (Loss)	1.1%	10.1%	(19.2)%
Total return before incentive fees	1.1%	10.6%	(16.6)%
Total return after incentive fees	1.1%	10.6%	(16.7)%

(1)	Realized/Unrealized Gain (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
(2)
These amounts have been reclassified from the prior year financial statements to conform to the current year presentation. Specifically, realized and unrealized gain (loss) per Unit amounts were combined in the 2011 Financial Highlights   presentation.

Charter WNT

	2011	2010	2009
Per Unit operating performance:
Net asset value, January 1:	$12.42	$11.44	$13.02

Interest Income	0.01	0.01	0.01
Expenses	(0.96)	(0.95)	(0.99)
Realized/Unrealized Gain (Loss) (1)	1.15	1.92 (2)	(0.60	) (2)

Net Gain (Loss)	0.20	0.98	(1.58)

Net asset value, December 31:	$12.62	$12.42	$11.44

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.7)%	(8.0)%	(8.3)%
Expenses before Incentive Fees	7.7%	8.1%	8.3%
Expenses after Incentive Fees	7.7%	8.1%	8.4%
Net Gain (Loss)	1.7%	8.2%	(13.6)%
Total return before incentive fees	1.6%	8.6%	(12.0)%
Total return after incentive fees	1.6%	8.6%	(12.1)%

(1)	Realized/Unrealized Gain (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
(2)
These amounts have been reclassified from the prior year financial statements to conform to the current year presentation. Specifically, realized and unrealized gain (loss) per Unit amounts were combined in the 2011 Financial Highlights   presentation.